Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 18, 2011
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000778207
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 18, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information, as supplemented

* * *

Transamerica Foxhall Emerging Markets/Pacific Rim VP

Transamerica Foxhall Global Conservative VP

Transamerica Foxhall Global Growth VP

* * *

Change in Sub-Adviser. AEGON USA Investment Management, LLC ("AUIM") will become the sub-adviser to Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Conservative VP and Transamerica Foxhall Global Growth VP (the "Portfolios") on an interim basis. This change is expected to occur on or about August 18, 2011. On the effective date of the change, the Portfolios will be renamed as follows:

Current Name	New Name
Transamerica Foxhall Emerging Markets/Pacific Rim VP	Transamerica Emerging Markets/Pacific Rim VP
Transamerica Foxhall Global Growth VP	Transamerica Global Growth VP
Transamerica Foxhall Global Conservative VP	Transamerica Global Conservative VP

* * *

Investors Should Retain this Supplement for Future Reference

August 17, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0000778207_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information, as supplemented

* * *

Transamerica Foxhall Emerging Markets/Pacific Rim VP

Transamerica Foxhall Global Conservative VP

Transamerica Foxhall Global Growth VP

* * *

Change in Sub-Adviser. AEGON USA Investment Management, LLC ("AUIM") will become the sub-adviser to Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Conservative VP and Transamerica Foxhall Global Growth VP (the "Portfolios") on an interim basis. This change is expected to occur on or about August 18, 2011. On the effective date of the change, the Portfolios will be renamed as follows:

Current Name	New Name
Transamerica Foxhall Emerging Markets/Pacific Rim VP	Transamerica Emerging Markets/Pacific Rim VP
Transamerica Foxhall Global Growth VP	Transamerica Global Growth VP
Transamerica Foxhall Global Conservative VP	Transamerica Global Conservative VP

* * *

Investors Should Retain this Supplement for Future Reference

August 17, 2011

Transamerica Foxhall Emerging Markets/Pacific Rim VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000778207_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information, as supplemented

* * *

Transamerica Foxhall Emerging Markets/Pacific Rim VP

Transamerica Foxhall Global Conservative VP

Transamerica Foxhall Global Growth VP

* * *

Change in Sub-Adviser. AEGON USA Investment Management, LLC ("AUIM") will become the sub-adviser to Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Conservative VP and Transamerica Foxhall Global Growth VP (the "Portfolios") on an interim basis. This change is expected to occur on or about August 18, 2011. On the effective date of the change, the Portfolios will be renamed as follows:

Current Name	New Name
Transamerica Foxhall Emerging Markets/Pacific Rim VP	Transamerica Emerging Markets/Pacific Rim VP

* * *

Investors Should Retain this Supplement for Future Reference

August 17, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0000778207_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information, as supplemented

* * *

Transamerica Foxhall Emerging Markets/Pacific Rim VP

Transamerica Foxhall Global Conservative VP

Transamerica Foxhall Global Growth VP

* * *

Change in Sub-Adviser. AEGON USA Investment Management, LLC ("AUIM") will become the sub-adviser to Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Conservative VP and Transamerica Foxhall Global Growth VP (the "Portfolios") on an interim basis. This change is expected to occur on or about August 18, 2011. On the effective date of the change, the Portfolios will be renamed as follows:

Current Name	New Name
Transamerica Foxhall Emerging Markets/Pacific Rim VP	Transamerica Emerging Markets/Pacific Rim VP
Transamerica Foxhall Global Growth VP	Transamerica Global Growth VP
Transamerica Foxhall Global Conservative VP	Transamerica Global Conservative VP

* * *

Investors Should Retain this Supplement for Future Reference

August 17, 2011

Transamerica Foxhall Global Conservative VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000778207_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information, as supplemented

* * *

Transamerica Foxhall Emerging Markets/Pacific Rim VP

Transamerica Foxhall Global Conservative VP

Transamerica Foxhall Global Growth VP

* * *

Change in Sub-Adviser. AEGON USA Investment Management, LLC ("AUIM") will become the sub-adviser to Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Conservative VP and Transamerica Foxhall Global Growth VP (the "Portfolios") on an interim basis. This change is expected to occur on or about August 18, 2011. On the effective date of the change, the Portfolios will be renamed as follows:

Current Name	New Name

Transamerica Foxhall Global Conservative VP	Transamerica Global Conservative VP

* * *

Investors Should Retain this Supplement for Future Reference

August 17, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0000778207_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information, as supplemented

* * *

Transamerica Foxhall Emerging Markets/Pacific Rim VP

Transamerica Foxhall Global Conservative VP

Transamerica Foxhall Global Growth VP

* * *

Change in Sub-Adviser. AEGON USA Investment Management, LLC ("AUIM") will become the sub-adviser to Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Conservative VP and Transamerica Foxhall Global Growth VP (the "Portfolios") on an interim basis. This change is expected to occur on or about August 18, 2011. On the effective date of the change, the Portfolios will be renamed as follows:

Current Name	New Name
Transamerica Foxhall Emerging Markets/Pacific Rim VP	Transamerica Emerging Markets/Pacific Rim VP
Transamerica Foxhall Global Growth VP	Transamerica Global Growth VP
Transamerica Foxhall Global Conservative VP	Transamerica Global Conservative VP

* * *

Investors Should Retain this Supplement for Future Reference

August 17, 2011

Transamerica Foxhall Global Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000778207_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information, as supplemented

* * *

Transamerica Foxhall Emerging Markets/Pacific Rim VP

Transamerica Foxhall Global Conservative VP

Transamerica Foxhall Global Growth VP

* * *

Change in Sub-Adviser. AEGON USA Investment Management, LLC ("AUIM") will become the sub-adviser to Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Conservative VP and Transamerica Foxhall Global Growth VP (the "Portfolios") on an interim basis. This change is expected to occur on or about August 18, 2011. On the effective date of the change, the Portfolios will be renamed as follows:

Current Name	New Name

Transamerica Foxhall Global Growth VP	Transamerica Global Growth VP

* * *

Investors Should Retain this Supplement for Future Reference

August 17, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011